Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0001076673
Registrant Name	Advantage Advisers Xanthus Fund, L.L.C.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES